Segment Information - Revenue from Operations Abroad (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue	R$ 126,048,701	R$ 143,634,708	R$ 109,732,842
Brazil [member]
Disclosure of operating segments [line items]
Revenue	124,400,378	140,801,146	109,598,146
Europe [member]
Disclosure of operating segments [line items]
Revenue	202,665	607,416	18,876
United States of America and Canada [member]
Disclosure of operating segments [line items]
Revenue	1,084,594	1,785,413	35,279
Other Latin American countries [member]
Disclosure of operating segments [line items]
Revenue	204,306	73,351	69,523
Asia and Others [member]
Disclosure of operating segments [line items]
Revenue	R$ 156,758	R$ 367,382	R$ 11,018